Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders Deficit (Unaudited) - USD ($)	Total	Redeemable convertible preferred stock - Series A [Member]	Redeemable Convertible Preferred Stock Series A [Member]	Series B preferred stock [Member]	Common Stock	Series B, Preferred Share	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Subscription Receivable
Balance, shares at Dec. 31, 2018					66,714,970
Balance, amount at Dec. 31, 2018	$ (556,539)		$ 0		$ 66,715	$ 0	$ 10,426,245	$ (11,049,499)
Stock-based compensation, shares					150,000
Stock-based compensation, amount	51,211		0		$ 150	0	51,061	0
Common stock issued for cash, shares					4,000,000
Common stock issued for cash, amount	135,000		0		$ 4,000	0	131,000	0
Common stock issued in connection with debenture issuance, shares					100,000
Common stock issued in connection with debenture issuance, amount	5,000		0		$ 100	0	4,900	0
Common stock issued for debenture conversion, including related fees, shares					300,000
Common stock issued for debenture conversion, including related fees, amount	7,165		$ 0		$ 300	0	6,865	0
Series A preferred stock issued for cash, net of costs and discounts, shares			202,600
Series A preferred stock issued for cash, net of costs and discounts, amount	0		$ 23,400		0	0	0	0
Accrued dividends and accretion of conversion feature on Series A preferred stock	(46,620)		46,620		0	0	0	(46,620)
Deemed dividends related to conversion feature of Series A preferred stock	(55,468)		$ 0		$ 0	0	0	(55,468)
Common stock issued for Series A preferred stock conversions, shares			(42,000)		2,977,226
Common stock issued for Series A preferred stock conversions, amount	80,122		$ (38,093)		$ 2,977	0	77,145	0
Net loss	(479,073)		$ 0		$ 0	0	0	(479,073)
Stock-based compensation	51,000
Increase in value of warrants	0
Balance, shares at Dec. 31, 2019		160,600	160,600		74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	$ 31,927	$ 31,927	$ 0	$ 74,242	0	10,697,216	(11,630,660)
Balance, shares at Dec. 31, 2018					66,714,970
Balance, amount at Dec. 31, 2018	(556,539)		0		$ 66,715	0	10,426,245	(11,049,499)
Net loss	(2,639,472)		$ 0		0	0	0	(2,639,472)
Shares of Series A preferred stock for cash, net of costs and discounts, shares			333,850
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(262,888)		$ 46,544		$ 0	0	0	(262,888)
Conversion of Series A preferred shares to common stock, shares			(308,000)		272,256,929
Conversion of Series A preferred shares to common stock, amount	446,108		$ (105,984)		$ 272,257	$ 0	375,872	(202,021)
Issuance of Series B preferred stock, shares						1,000,000
Issuance of Series B preferred stock, amount	277,543		0		0	$ 1,000	276,543	0
Accrued dividends on Series A preferred stock	(79,420)		79,420		$ 0	0	0	(79,420)
Shares of common stock issued for cash, shares					44,803,645
Shares of common stock issued for cash, amount	202,973		0		$ 44,804	0	158,169	0
Shares of common stock issued for conversion of convertible note, including fees, shares					659,021,898
Shares of common stock issued for conversion of convertible note, including fees, amount	1,894,563		0		$ 659,022	0	1,235,541	0
Stock-based compensation	14,906		0		$ 0	0	14,906	0
Cashless exercise of warrants, shares					105,038,690
Cashless exercise of warrants, amount	0		0		$ 105,038	0	(105,038)	0
Increase in fair value of warrants	0		0		$ 0	0	370,726	(370,726)
Issuance of common stock for conversion of payables, shares					26,828,800
Issuance of common stock for conversion of payables, amount	67,072		0		$ 26,829	0	40,243	0
Issuance of common stock for commitment fee on equity line, shares					8,000,000
Issuance of common stock for commitment fee on equity line, amount	0		0		$ 8,000	0	(8,000)	0
Issuance of common stock for commitment fee on inventory note, shares					2,000,000
Issuance of common stock for commitment fee on inventory note, amount	14,800		$ 0		$ 2,000	$ 0	12,800	0
Balance, shares at Dec. 31, 2020		186,450	186,450	1,000,000	1,192,192,158	1,000,000
Balance, amount at Dec. 31, 2020	(923,017)	$ 51,907	$ 51,907	$ 1,000	$ 1,192,192	$ 1,000	13,068,978	(15,185,187)	$ 0
Balance, shares at Dec. 31, 2019		160,600	160,600		74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	$ 31,927	$ 31,927	0	$ 74,242	0	10,697,216	(11,630,660)
Net loss	(859,173)							(859,173)
Shares of Series A preferred stock for cash, net of costs and discounts, shares		47,300
Shares of Series A preferred stock for cash, net of costs and discounts, amount	0	$ 1,608		0	$ 0		0	0
Conversion of Series A preferred shares to common stock, shares		(107,700)			81,700,258
Conversion of Series A preferred shares to common stock, amount	94,364	$ (21,411)		$ 0	$ 81,700		103,693	(91,029)
Issuance of Series B preferred stock, shares				1,000,000
Issuance of Series B preferred stock, amount	277,543	0		$ 1,000	0		276,543	0
Accrued dividends on Series A preferred stock	(1,742)	1,742		$ 0	$ 0		0	(1,742)
Shares of common stock issued for cash, shares					26,750,000
Shares of common stock issued for cash, amount	151,250	$ 0			$ 26,750		124,500
Shares of common stock issued for conversion of convertible note, including fees, shares					95,216,504
Shares of common stock issued for conversion of convertible note, including fees, amount	270,970				$ 95,217		175,753
Stock-based compensation	14,906						14,906
Balance, shares at Mar. 31, 2020		100,200		1,000,000	277,908,958
Balance, amount at Mar. 31, 2020	(911,084)	$ 13,866		$ 1,000	$ 277,909		11,392,611	(12,582,604)
Balance, shares at Dec. 31, 2019		160,600	160,600		74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	$ 31,927	$ 31,927	$ 0	$ 74,242	0	10,697,216	(11,630,660)
Net loss	(2,509,919)
Stock-based compensation	15,000
Increase in value of warrants	370,726
Balance, shares at Sep. 30, 2020		205,700		1,000,000	1,144,394,069
Balance, amount at Sep. 30, 2020	(927,729)	$ 35,439		$ 1,000	$ 1,144,394		12,896,451	(14,969,574)
Balance, shares at Dec. 31, 2019		160,600	160,600		74,242,196
Balance, amount at Dec. 31, 2019	(859,202)	$ 31,927	$ 31,927	$ 0	$ 74,242	$ 0	10,697,216	(11,630,660)
Net loss	(2,639,472)
Stock-based compensation	15,000
Increase in value of warrants	370,726
Balance, shares at Dec. 31, 2020		186,450	186,450	1,000,000	1,192,192,158	1,000,000
Balance, amount at Dec. 31, 2020	(923,017)	$ 51,907	$ 51,907	$ 1,000	$ 1,192,192	$ 1,000	13,068,978	(15,185,187)	0
Balance, shares at Mar. 31, 2020		100,200		1,000,000	277,908,958
Balance, amount at Mar. 31, 2020	(911,084)	$ 13,866		$ 1,000	$ 277,909		11,392,611	(12,582,604)
Net loss	(1,623,296)							(1,623,296)
Shares of Series A preferred stock for cash, net of costs and discounts, shares		100,100
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(156,472)							(156,472)
Conversion of Series A preferred shares to common stock, shares		(40,500)			117,506,731
Conversion of Series A preferred shares to common stock, amount	129,087	$ (10,115)			$ 117,507		37,230	(25,650)
Accrued dividends on Series A preferred stock	(63,554)	$ 63,554						(63,554)
Shares of common stock issued for conversion of convertible note, including fees, shares					524,841,289
Shares of common stock issued for conversion of convertible note, including fees, amount	1,262,993				$ 524,841		738,152
Issuance of common stock for conversion of payables, shares					26,828,800
Issuance of common stock for conversion of payables, amount	67,072				$ 26,829		40,243
Cashless exercise of warrant, shares					62,579,483
Cashless exercise of warrant, amount					$ 62,579		(62,579)
Increase in value of warrants							370,726	(370,726)
Balance, shares at Jun. 30, 2020		159,800		1,000,000	1,009,665,261
Balance, amount at Jun. 30, 2020	(1,295,254)	$ 67,305		$ 1,000	$ 1,009,665		12,516,383	(14,822,302)
Common stock issued for cash, shares					8,000,000
Common stock issued for cash, amount					$ 8,000		(8,000)
Net loss	(27,450)							(27,450)
Shares of Series A preferred stock for cash, net of costs and discounts, shares		105,600
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(106,416)	$ 14,428						(106,416)
Conversion of Series A preferred shares to common stock, shares		(47,300)			43,305,496
Conversion of Series A preferred shares to common stock, amount	154,915	$ (60,418)			$ 45,306		108,891	718
Accrued dividends on Series A preferred stock	(14,124)	$ 14,124						(14,124)
Shares of common stock issued for conversion of convertible note, including fees, shares					38,964,105
Shares of common stock issued for conversion of convertible note, including fees, amount	360,600				$ 38,964		321,636
Cashless exercise of warrant, shares					42,459,207
Cashless exercise of warrant, amount					$ 42,459		(42,459)
Increase in value of warrants	0
Balance, shares at Sep. 30, 2020		205,700		1,000,000	1,144,394,069
Balance, amount at Sep. 30, 2020	(927,729)	$ 35,439		$ 1,000	$ 1,144,394		12,896,451	(14,969,574)
Balance, shares at Dec. 31, 2020		186,450	186,450	1,000,000	1,192,192,158	1,000,000
Balance, amount at Dec. 31, 2020	(923,017)	$ 51,907	$ 51,907	$ 1,000	$ 1,192,192	$ 1,000	13,068,978	(15,185,187)	0
Net loss	(352,548)	$ 0		0	0		0	(352,548)	0
Shares of Series A preferred stock for cash, net of costs and discounts, shares		139,700
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(63,451)	$ 10,723		0	$ 0		0	(63,451)	0
Conversion of Series A preferred shares to common stock, shares		(105,600)			14,181,071
Conversion of Series A preferred shares to common stock, amount	131,538	$ (49,323)		$ 0	$ 14,181		173,634	(56,277)	0
Issuance of Series B preferred stock, shares				500,000
Issuance of Series B preferred stock, amount	278,447	0		$ 500	0		277,947	0	0
Accrued dividends on Series A preferred stock	(21,733)	21,733		0	$ 0		0	(21,733)	0
Shares of common stock issued for cash, shares					21,776,961
Shares of common stock issued for cash, amount	56,555	0		0	$ 21,777		86,600	0	(51,822)
Shares of common stock issued for accrued expenses, shares					3,243,875
Shares of common stock issued for accrued expenses, amount	16,543	$ 0		$ 0	$ 3,244		13,299	0	0
Balance, shares at Mar. 31, 2021		220,550		1,500,000	1,231,394,065
Balance, amount at Mar. 31, 2021	(877,666)	$ 35,040		$ 1,500	$ 1,231,394		13,620,458	(15,679,196)	(51,822)
Balance, shares at Dec. 31, 2020		186,450	186,450	1,000,000	1,192,192,158	1,000,000
Balance, amount at Dec. 31, 2020	(923,017)	$ 51,907	$ 51,907	$ 1,000	$ 1,192,192	$ 1,000	13,068,978	(15,185,187)	0
Net loss	(940,851)
Stock-based compensation	0
Increase in value of warrants	0
Balance, shares at Sep. 30, 2021		296,725		1,500,000	1,393,091,199
Balance, amount at Sep. 30, 2021	(798,066)	$ 127,381		$ 1,500	$ 1,393,091		14,305,307	(16,497,964)	0
Balance, shares at Mar. 31, 2021		220,550		1,500,000	1,231,394,065
Balance, amount at Mar. 31, 2021	(877,666)	$ 35,040		$ 1,500	$ 1,231,394		13,620,458	(15,679,196)	(51,822)
Net loss	(325,937)	$ 0		0	0		0	(325,937)	0
Shares of Series A preferred stock for cash, net of costs and discounts, shares		178,475
Shares of Series A preferred stock for cash, net of costs and discounts, amount		$ 87,342		0	$ 0		0	0	0
Conversion of Series A preferred shares to common stock, shares		(80,850)			13,561,935
Conversion of Series A preferred shares to common stock, amount	91,761	$ (57,812)		0	$ 13,562		101,238	(23,039)	0
Accrued dividends on Series A preferred stock	(37,686)	37,686		0	$ 0		0	(37,686)	0
Shares of common stock issued for cash, shares					31,991,422
Shares of common stock issued for cash, amount	166,079	0		0	$ 31,991		134,088	0	0
Collection of subscription receivable	51,822	0		0	$ 0		0	0	51,822
Conversion of debt to shares of common stock, shares					1,780,825
Conversion of debt to shares of common stock, amount	18,610	0		0	$ 1,781		16,829	0	0
Shares of common stock issued for compensation, shares					1,790,271
Shares of common stock issued for compensation, amount	12,928	$ 0		$ 0	$ 1,790		11,138	0	0
Balance, shares at Jun. 30, 2021		318,175		1,500,000	1,280,518,518
Balance, amount at Jun. 30, 2021	(900,089)	$ 102,256		$ 1,500	$ 1,280,518		13,883,751	(16,065,858)	0
Net loss	(262,366)	$ 0		0	0		0	(262,366)	0
Shares of Series A preferred stock for cash, net of costs and discounts, shares		118,250
Shares of Series A preferred stock for cash, net of costs and discounts, amount	(9,103)	$ 4,186		0	$ 0		0	(9,103)	0
Conversion of Series A preferred shares to common stock, shares		(139,700)			34,253,488
Conversion of Series A preferred shares to common stock, amount	140,511	$ (22,228)		0	$ 34,253		223,729	(117,471)	0
Accrued dividends on Series A preferred stock	(43,166)	43,166		0	$ 0		0	(43,166)	0
Cashless exercise of warrants, shares					498,260
Cashless exercise of warrants, amount	0	0		0	$ 498		(498)	0	0
Increase in value of warrants	0
Shares of common stock issued for compensation, shares					1,241,481
Shares of common stock issued for compensation, amount	6,450	0		0	$ 1,241		5,209	0	0
Shares of common stock issued for equity line commitment fee, shares					5,479,452
Shares of common stock issued for equity line commitment fee, amount	0	0		0	$ 5,479		(5,479)	0	0
Shares of common stock issued for cash, net of offering costs, shares					71,100,000
Shares of common stock issued for cash, net of offering costs, amount	269,697	$ 0		$ 0	$ 71,100		198,597	0	0
Balance, shares at Sep. 30, 2021		296,725		1,500,000	1,393,091,199
Balance, amount at Sep. 30, 2021	$ (798,066)	$ 127,381		$ 1,500	$ 1,393,091		$ 14,305,307	$ (16,497,964)	$ 0